Segment Information (Net Revenues Classified Based on Geographic Location of Customers) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 1,808,526	$ 1,767,426	$ 1,701,701	$ 1,631,490	$ 1,722,854	$ 1,801,786	$ 1,687,814	$ 1,583,655	$ 6,909,143		$ 6,796,110		$ 6,129,825
Net revenues									6,856,606		6,750,246		6,106,277
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues									3,937,031		3,909,518		3,242,985
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues									160,710		202,809		206,899
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues									1,974,764	[1]	1,694,236	[1]	1,781,184	[1]
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues									$ 784,101		$ 943,683		$ 875,209
Net revenues | France
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage									10.00%	[1]	9.00%	[1]	11.00%	[1]

[1]	Net revenues in France consisted of approximately 10%, 9% and 11% of consolidated net revenues for the years ended December 31, 2013, 2012 and 2011, respectively.